Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Gross Balance for Right of Use Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 110,781	$ 146,008
Depreciation of assets for rights to use of assets	(22,551)	(27,184)	$ (29,993)
Ending balances	89,539	110,781	146,008
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	110,743	145,906
Ending balances	89,539	110,743	145,906
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	38	102
Ending balances		38	102
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	175,510	196,165
Additions	9,113	4,674
Disposals due to early termination	(15,494)	(32,728)
Remeasurements of the liability due to modifications	(8,990)	(728)
Inflation indexation adjustments	9,248	6,252
Exchange difference	(5,335)	1,875
Ending balances	164,052	175,510	196,165
Gross assets [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	175,358	195,992
Additions	9,113	4,674
Disposals due to early termination	(15,372)	(32,712)
Remeasurements of the liability due to modifications	(8,985)	(728)
Inflation indexation adjustments	9,248	6,258
Exchange difference	(5,310)	1,874
Ending balances	164,052	175,358	195,992
Gross assets [member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	152	173
Disposals due to early termination	(122)	(16)
Remeasurements of the liability due to modifications	(5)
Inflation indexation adjustments		(6)
Exchange difference	(25)	1
Ending balances		152	173
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(64,729)	(50,157)
Depreciation of assets for rights to use of assets	(22,551)	(27,184)
Disposals due to early termination	9,915	13,349
Exchange difference	2,717	(737)
Reclassifications	135
Ending balances	(74,513)	(64,729)	(50,157)
Accumulated Depreciation [Member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(64,615)	(50,086)
Depreciation of assets for rights to use of assets	(22,518)	(27,125)
Disposals due to early termination	9,790	13,333
Exchange difference	2,695	(737)
Reclassifications	135
Ending balances	(74,513)	(64,615)	(50,086)
Accumulated Depreciation [Member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(114)	(71)
Depreciation of assets for rights to use of assets	(33)	(59)
Disposals due to early termination	125	16
Exchange difference	$ 22
Ending balances		$ (114)	$ (71)